CECL - Financial instruments measured at amortized cost and credit losses (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Cash and due from banks, Amortized cost basis	SFr 164,510	SFr 138,593
Cash and due from banks, Allowance for credit losses	0	(6)
Cash and due from banks, Net carrying value	164,510	138,587
Interest-bearing deposits with banks, Amortized cost basis	1,323	1,303
Interest-bearing deposits with banks, Allowance for credit losses	0	(5)
Interest-bearing deposits with banks, Net carrying value	1,323	1,298
Securities purchased under resale agreements and securities borrowing transactions, Amortized cost basis	35,283	34,282
Securities purchased under resale agreements and securities borrowing transactions, Allowance for credit losses	(0)	(0)
Securities purchased under resale agreements and securities borrowing transactions, Net carrying value	35,283	34,282
Loans, Amortized cost basis	282,740	282,036
Allowance for credit losses	(1,297)	(1,536)	SFr (1,049)
Loans, Net carrying value	281,443	280,500
Brokerage receivables, Amortized cost basis	20,873	35,942
Brokerage receivables, Allowance for credit losses	(4,186)	(1)
Brokerage receivables, Net carrying value	16,687	35,941
Other assets, Amortized cost basis	14,175	15,394
Other assets, Allowance for credit losses	(30)	(43)
Other assets, Net carrying value	14,145	15,351
Total, Amortized cost basis	518,904	507,550
Total, Allowance for credit losses	(5,513)	(1,591)
Total, Net carrying value	513,391	505,959
Bank
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Cash and due from banks, Amortized cost basis	163,718	137,683
Cash and due from banks, Allowance for credit losses	0	(1)
Cash and due from banks, Net carrying value	163,718	137,682
Interest-bearing deposits with banks, Amortized cost basis	1,256	1,235
Interest-bearing deposits with banks, Allowance for credit losses	0	(5)
Interest-bearing deposits with banks, Net carrying value	1,256	1,230
Securities purchased under resale agreements and securities borrowing transactions, Amortized cost basis	35,283	34,282
Securities purchased under resale agreements and securities borrowing transactions, Allowance for credit losses	(0)	(0)
Securities purchased under resale agreements and securities borrowing transactions, Net carrying value	35,283	34,282
Loans, Amortized cost basis	291,411	290,468
Allowance for credit losses	(1,296)	(1,535)	SFr (1,048)
Loans, Net carrying value	290,115	288,933
Brokerage receivables, Amortized cost basis	20,875	35,944
Brokerage receivables, Allowance for credit losses	(4,186)	(1)
Brokerage receivables, Net carrying value	16,689	35,943
Other assets, Amortized cost basis	14,226	15,540
Other assets, Allowance for credit losses	(28)	(41)
Other assets, Net carrying value	14,198	15,499
Total, Amortized cost basis	526,769	515,152
Total, Allowance for credit losses	(5,510)	(1,583)
Total, Net carrying value	SFr 521,259	SFr 513,569